Leases (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	$ 698,000,000	$ 1,202,000,000	$ 1,767,000,000
Additions to right-of-use assets	30,000,000	86,000,000
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	(4,000,000)	(101,000,000)
Right-Of-Use Assets, Disposals And Derecognition	(3,000,000)	(40,000,000)
Right-of-use assets, revaluation surplus	27,000,000	(186,000,000)
Depreciation, right-of-use assets	(554,000,000)	(322,000,000)
Right-Of-Use Assets, Other Increase (Decrease)	0	(2,000,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss	11,220	2,584
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			464,000,000
Current lease liabilities	102,000,000	109,000,000
Non-current lease liabilities	1,298,000,000	1,353,000,000
Lease liabilities future payments	2,869,000,000	3,032,000,000
Lease Liabilities, Interest	1,469,000,000	1,570,000,000
Lease liabilities	1,400,000,000	1,462,000,000
Interest expense on lease liabilities	97,000,000	106,000,000
Expense relating to short-term leases for which recognition exemption has been used	13,000,000	18,000,000
Payments of finance lease liabilities, classified as financing activities	208,000,000	339,000,000
Discounted Potential Lease Payments, Excluded From Lease Liabilities	250
At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			1,303,000,000
Oil and Gas Properties
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	120,000,000	520,000,000	1,045,000,000
Additions to right-of-use assets	5,000,000	1,000,000
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	(4,000,000)	(101,000,000)
Right-Of-Use Assets, Disposals And Derecognition	(3,000,000)	(11,000,000)
Right-of-use assets, revaluation surplus	0	(194,000,000)
Depreciation, right-of-use assets	(399,000,000)	(222,000,000)
Right-Of-Use Assets, Other Increase (Decrease)	1,000,000	2,000,000
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			324,000,000
Oil and Gas Properties | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			721,000,000
Processing, Transportation and Storage
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	100,000,000	90,000,000	100,000,000
Additions to right-of-use assets	6,000,000	0
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	0	0
Right-Of-Use Assets, Disposals And Derecognition	0	0
Right-of-use assets, revaluation surplus	16,000,000	1,000,000
Depreciation, right-of-use assets	(11,000,000)	(11,000,000)
Right-Of-Use Assets, Other Increase (Decrease)	(1,000,000)	0
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			0
Processing, Transportation and Storage | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			100,000,000
Upgrading [Member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	0	0	0
Additions to right-of-use assets	0	0
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	0	0
Right-Of-Use Assets, Disposals And Derecognition	0	0
Right-of-use assets, revaluation surplus	0	0
Depreciation, right-of-use assets	0	0
Right-Of-Use Assets, Other Increase (Decrease)	0	0
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			0
Upgrading [Member] | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			0
Office Building [Member]
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities	361
Refining
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	139,000,000	204,000,000	210,000,000
Additions to right-of-use assets	15,000,000	80,000,000
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	0	0
Right-Of-Use Assets, Disposals And Derecognition	0	(31,000,000)
Right-of-use assets, revaluation surplus	11,000,000	(1,000,000)
Depreciation, right-of-use assets	(91,000,000)	(50,000,000)
Right-Of-Use Assets, Other Increase (Decrease)	0	(4,000,000)
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			140,000,000
Refining | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			70,000,000
Retail and Other
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets	339,000,000	388,000,000	412,000,000
Additions to right-of-use assets	4,000,000	5,000,000
Right-Of-Use Assets, Transfers To Property, Plant, And Equipment	0	0
Right-Of-Use Assets, Disposals And Derecognition	0	2,000,000
Right-of-use assets, revaluation surplus	0	8,000,000
Depreciation, right-of-use assets	(53,000,000)	(39,000,000)
Right-Of-Use Assets, Other Increase (Decrease)	0	0
Right-Of-Use Assets, Transfers From Property, Plant, And Equipment			0
Retail and Other | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets			$ 412,000,000
Right-of-use assets [member]
Disclosure of quantitative information about leases for lessee [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	411	165
Later than one year
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities future payments	195,000,000	205,000,000
Lease Liabilities, Interest	93,000,000	96,000,000
Lease liabilities	102,000,000	109,000,000
After 1 year but no more than 5 years
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities future payments	643,000,000	653,000,000
Lease Liabilities, Interest	337,000,000	352,000,000
Lease liabilities	306,000,000	301,000,000
More than 5 years
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities future payments	2,031,000,000	2,174,000,000
Lease Liabilities, Interest	1,039,000,000	1,122,000,000
Lease liabilities	$ 992,000,000	$ 1,052,000,000